LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
LONG-TERM DEBT [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt in the accompanying condensed consolidated balance sheets at September 29, 2012 and December 31, 2011 consists of the following:

(Amounts in thousands)	September 29, 2012	December 31, 2011

Senior secured asset based revolving credit facility	$55,000	$55,000
8.25% Senior secured notes due 2018, net of
unamortized early tender premium and
discount of $42,194 and $40,641, respectively	797,806	759,359
13.125% Senior subordinated notes due 2014, net of
unamortized discount of $2,689	-	147,311
9.375% Senior unsecured notes due 2017, net of
unamortized discount of $10,036	149,964	-
	$1,002,770	$961,670

Long-term debt in the accompanying consolidated balance sheets at December 31, 2011 and 2010 consists of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Senior secured asset based revolving credit facility	$55,000	$30,000
11.75% Senior secured notes due 2013, net of
unamortized discount of $0 and $7,318	-	717,682
8.25% Senior secured notes due 2018, net of
unamortized early tender premium and
discount of $40,641 and $0	759,359	-
13.125% Senior subordinated notes due 2014, net of
unamortized discount of $2,689 and $3,519	147,311	146,481
	$961,670	$894,163

Schedule of Extinguishment and Modification of Debt
Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $3.6 million for the three months ended September 29, 2012 and $3.6 million and $27.9 million for the nine months ended September 29, 2012 and October 1, 2011, respectively as summarized in the tables below.

	For the three months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011

Loss on extinguishment of debt:
13.125% Senior Subordinated Notes call premium	$(1,487)	$-
13.125% Senior Subordinated Notes unamortized discount	(372)	-
13.125% Senior Subordinated Notes unamortized debt issuance costs	(299)	-
	(2,158)	-
Loss on modification of debt:
Third party fees for 9.375% Senior Notes	(1,449)	-
	(1,449)	-

Total loss on modification or extinguishment of debt	$(3,607)	$-

	For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011

Loss on extinguishment of debt:
Tender premium associated with the 11.75% Senior Secured Notes	$-	$(10,883)
11.75% Senior Secured Notes unamortized discount	-	(775)
11.75% Senior Secured Notes unamortized debt issuance costs	-	(2,757)
13.125% Senior Subordinated Notes call premium	(1,487)	-
13.125% Senior Subordinated Notes unamortized discount	(372)	-
13.125% Senior Subordinated Notes unamortized debt issuance costs	(299)	-
	(2,158)	(14,415)
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	-	(12,261)
Unamortized debt issuance costs for prior ABL Facility	-	(1,187)
Third party fees for 9.375% Senior Notes	(1,449)	-
	(1,449)	(13,448)

Total loss on modification or extinguishment of debt	$(3,607)	$(27,863)

Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $27.9 million and a gain on debt extinguishment of approximately $98.2 million for the years ended December 31, 2011 and December 31, 2010, respectively, as summarized in the table below.

	For the year ended
(Amounts in thousands)	December 31, 2011	December 31, 2010

Gain (loss) on extinguishment of debt:
Tender premium	$(10,883)	$-
11.75% Senior Secured Notes unamortized discount	(775)	-
11.75% Senior Secured Notes unamortized debt issuance costs	(2,757)	-
	(14,415)	-

Carrying value of 9% Senior Subordinated Notes	-	360,000
9% Senior Subordinated Notes unamortized debt issuance costs	-	(5,780)
9% Senior Subordinated Notes unamortized premium	-	100
Reaquisition price of 9% Senior Subordinated Notes	-	(256,133)
	-	98,187
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	(12,261)	-
Unamortized debt issuance costs for previous ABL Facility	(1,187)	-
	(13,448)	-

Total gain (loss) on modification or extinguishment of debt	$(27,863)	$98,187

Schedule of maturities of long-term debt
The following table summarizes the Company's long-term debt maturities due in each fiscal year after December 31, 2011.

	As of	Proforma as of
(Amounts in thousands)	December 31, 2011	December 31, 2011 (1)

2012	$-	$-
2013	-	-
2014	202,311	202,311
2015	-	-
2016	-	-
Thereafter	759,359	793,359
	$961,670	$995,670

(1)  These amounts are proforma as of December 31, 2011 for the February 2012 debt transaction.